Due to banks and correspondents (Tables)	12 Months Ended
Dec. 31, 2024
Banks And Correspondents [Abstract]
Disclosure detail of loans due to banks and correspondents based on type and term
(a)
This caption is comprised of the following:

	2024	2023
	S/(000)	S/(000)
By type -
Banco Central de Reserva del Peru (b)	1,756,687	3,683,687
Promotional credit lines (c)	2,090,825	2,014,600
Loans received from foreign entities (d)	3,304,169	2,895,637
Loans received from Peruvian entities (e)	332,165	309,525
	7,483,846	8,903,449
Interest and commissions payable	78,211	122,481
	7,562,057	9,025,930
By term -
Short term	3,586,376	4,852,495
Long term	3,975,681	4,173,435
Total	7,562,057	9,025,930

Loan received from foreign entities
(d)
As of December 31, 2024 and 2023, corresponds to the following funding in foreign currency:

Entity	Country	Final maturity	2024	2023
			S/(000)	S/(000)
Standard Chartered Bank London	United Kingdom	2026	1,055,140	662,161
China Development Bank Hong Kong Branch	China	2027	376,400	—
Citigroup Global Markets Inc.	United States of America	2026	289,867	289,867
Standard Chartered Bank Hong Kong Ltd.	China	2025	263,480	—
Sumitomo Mitsui Banking	Japan	2026	263,480	259,630
Banco del Estado de Chile, Note 10(b)	Chile	2025	244,660	241,085
BMO Capital Markets Corp.	Canada	2025	188,200	—
Banco Bilbao Vizcaya Argentaria NY Branch, Note 10(b)	Spain	2025	188,200	185,450
Caixabank S.A. Barcelona, Note 10(b)	Spain	2025 / 2024	169,380	166,905
Bank J. Safra Sarasin	Switzerland	2025 / 2024	77,162	81,598
Commerzbank Ag Frankfurt	Germany	2025	75,280	—
Standard Chartered Bank NY, Note 10(b)	United States of America	2025	75,280	74,180
Citibank NA New York	United States of America	2025	37,640	—
Wells Fargo	United States of America	2024	—	296,720
Bank of America	United States of America	2024	—	203,995
Bank of Montreal	Canada	2024	—	185,450
JP Morgan Chase Bank NY, Note 10(b)	United States of America	2024	—	111,270
Bank of New York	United States of America	2024	—	92,725
HSBC Branch India	India	2024	—	37,090
Banco Interamericano de Desarrollo	Multilateral	2024	—	7,511
			3,304,169	2,895,637

Summary of funding in local and foreign currency
(e)
As of December 31, 2024 and 2023, corresponds to the following funding in local and foreign currency:

Entity	2024
	Maturity	Currency	Carrying amount
			S/(000)
Banco de Credito del Peru S.A.	Jan-25 / Jan-26	S/	125,171
Bank of GNB Peru S.A.	Jan-25	S/	74,500
Scotiabank Peru S.A.A.	Jan-25 / Oct-25	S/	72,270
Banco BBVA Continental	Jan-25	S/	60,224
			332,165
Entity	2023
	Maturity	Currency	Carrying amount
			S/(000)
Banco de Credito del Peru S.A.	Jan-24 / Jan-26	S/	127,000
Scotiabank Peru S.A.A.	Jan-24 / Oct-25	S/	75,465
Bank of GNB Peru S.A.	Jan-24	S/	69,970
Bank of China (Peru) S.A., Note 10(b)	Nov-24	US$	37,090
			309,525

Disclosure of detail maturities due to banks and correspondents
(f)
As of December 31, 2024 and 2023, maturities are the following:

Year	2024	2023
	S/(000)	S/(000)
2024	—	4,852,495
2025	3,586,376	1,185,753
2026	1,787,212	1,373,363
2027	517,521	133,723
2028 onwards	1,670,948	1,480,596
Total	7,562,057	9,025,930